3. Patents (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Patents		$ 211,645	$ 211,645
Accumulated amortization		(126,649)	(117,484)
Finite-Lived Intangible Assets, Net	$ 82,705	$ 84,996	$ 94,161